Performance Management - Innovator Equity Dual Directional 5 Buffer ETF - Quarterly	Jan. 02, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Performance One Year or Less [Text]	As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	www.innovatoretfs.com